Condensed Consolidated Statements of Stockholders' Equity (Parenthetical) - $ / shares	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Stockholders' Equity [Abstract]
Common stock issued price per shares	$ 1.00	$ 0.50	$ 0.50
Common stock issued price per shares		1.00	2.00
Common stock issued price per shares		1.50	$ 3.00
Common stock issued price per shares		$ 2.00